COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Purchase Commitments
Purchase commitments represent unconditional purchase obligations to purchase goods or services, primarily inventory, that are enforceable and legally binding on the Company and specify all significant terms, including fixed or minimum quantities to be purchased, price provisions, and the approximate timing of the transaction.
The Company has entered into a certain development and production agreement with a third-party vendor in which the Company is committed to purchase from the vendor certain units of Skintrinsiq devices totaling $5.7 million. As of June 30, 2024, the Company’s associated future minimum payment was $0.7 million over the next 12-18 months.
Legal Proceedings
The Company is not involved in any material litigation nor, to management’s knowledge, was any material litigation threatened against the Company, which if adversely determined could have a material adverse impact on the Company.
SEC Investigation
The audit committee of the Board, engaged in a review of certain accounting practices applied to the Company’s financial statements for the Predecessor Period and Successor Period through December 31, 2022. The Company proactively and voluntarily self-reported the review to the SEC. In connection with this matter, the Company received a document subpoena from the SEC in September 2023. Although the Company is fully cooperating with the SEC’s investigation and continues to voluntarily respond to requests related to this matter, it cannot predict when the SEC will complete its investigation or its outcome and potential impact such outcome may have on the Company’s business or whether any other inquiries or investigations arise as a result of this matter. Any remedial measures, sanctions, fines or penalties, including, but not limited to, financial penalties and awards, injunctive relief and compliance conditions, imposed on the Company could have a material adverse effect on its business, financial condition and results of operations.